Net Sectorial Financial Assets and Liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Net sectorial financial assets and liabilities, beginning	R$ (473,045)	R$ (101,857)
Operating revenues, constitution	(393,339)	175,359
Operating revenues, amortization	1,317,063	894,837
Financial results, updating	8,847	58,253
Rate flags	(332,126)	(56,752)
Statement of financial position constitution	(1,205,210)	(1,442,885)
Net sectorial financial assets and liabilities, ending	(1,077,810)	(473,045)
Net sectorial financial assets and liabilities, beginning	(1,077,810)	(473,045)
Sectorial financial assets, current, beginning	15,473	190,699
Sectorial financial assets, current, ending	0	15,473
Other non-current financial assets, beginning	15,473	190,699
Other non-current financial assets, ending	0	15,473
Other current financial liabilities, beginning	(476,103)	(433,914)
Other current financial liabilities, ending	(935,322)	(476,103)
Other current non-financial liabilities, beginning	27,888	49,341
Other current non-financial liabilities, ending	142,488	27,888
Electricity Purchased For Resale Itaipu [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Net sectorial financial assets and liabilities, beginning	106,561	819,649
Net sectorial financial assets and liabilities, ending	78,793	106,561
Net sectorial financial assets and liabilities, beginning	78,793	106,561
C V A Energ [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Net sectorial financial assets and liabilities, beginning	(557,165)	(582,059)
Net sectorial financial assets and liabilities, ending	(62,125)	(557,165)
Net sectorial financial assets and liabilities, beginning	(62,125)	(557,165)
Transport of energy using the transmission system - basic grid
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Net sectorial financial assets and liabilities, beginning	601,157	253,766
Net sectorial financial assets and liabilities, ending	402,396	601,157
Net sectorial financial assets and liabilities, beginning	402,396	601,157
Transport Of Energy Purchased From Itaipu [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Net sectorial financial assets and liabilities, beginning	54,593	10,706
Net sectorial financial assets and liabilities, ending	29,570	54,593
Net sectorial financial assets and liabilities, beginning	29,570	54,593
E S S [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Net sectorial financial assets and liabilities, beginning	142,484	227,329
Net sectorial financial assets and liabilities, ending	112,687	142,484
Net sectorial financial assets and liabilities, beginning	112,687	142,484
C D E [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Net sectorial financial assets and liabilities, beginning	1,280	200,493
Net sectorial financial assets and liabilities, ending	(64,790)	1,280
Net sectorial financial assets and liabilities, beginning	(64,790)	1,280
Proinfa [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Net sectorial financial assets and liabilities, beginning	(14,495)	42,078
Net sectorial financial assets and liabilities, ending	(7,721)	(14,495)
Net sectorial financial assets and liabilities, beginning	(7,721)	(14,495)
Refunds Of Pis And Cofins [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Net sectorial financial assets and liabilities, beginning	(702,895)	(765,573)
Net sectorial financial assets and liabilities, ending	(568,455)	(702,895)
Net sectorial financial assets and liabilities, beginning	(568,455)	(702,895)
Neutrality [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Net sectorial financial assets and liabilities, beginning	(19,622)	98,598
Net sectorial financial assets and liabilities, ending	(276,986)	(19,622)
Net sectorial financial assets and liabilities, beginning	(276,986)	(19,622)
Offset Of Energy Surplus Deficit Under C C E A R Bilateral Contracts [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Net sectorial financial assets and liabilities, beginning	0	(186)
Net sectorial financial assets and liabilities, ending		0
Net sectorial financial assets and liabilities, beginning		0
Hydrological Risk [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Net sectorial financial assets and liabilities, beginning	(475,400)	(524,806)
Net sectorial financial assets and liabilities, ending	(481,262)	(475,400)
Net sectorial financial assets and liabilities, beginning	(481,262)	(475,400)
Tariff Refunds [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Net sectorial financial assets and liabilities, beginning	(181,607)	(175,460)
Net sectorial financial assets and liabilities, ending	(172,956)	(181,607)
Net sectorial financial assets and liabilities, beginning	(172,956)	(181,607)
Overcontracting [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Net sectorial financial assets and liabilities, beginning	634,193	436,324
Net sectorial financial assets and liabilities, ending	234,070	634,193
Net sectorial financial assets and liabilities, beginning	234,070	634,193
Itaipu Bonus [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Net sectorial financial assets and liabilities, beginning	(3,243)	4,943
Net sectorial financial assets and liabilities, ending	0	(3,243)
Net sectorial financial assets and liabilities, beginning	0	(3,243)
Water Shortage Account [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Net sectorial financial assets and liabilities, beginning	0	(71,188)
Net sectorial financial assets and liabilities, ending		0
Net sectorial financial assets and liabilities, beginning		0
C D E Eletrobras [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Net sectorial financial assets and liabilities, beginning	(41,882)	(184,100)
Net sectorial financial assets and liabilities, ending	(38,891)	(41,882)
Net sectorial financial assets and liabilities, beginning	(38,891)	(41,882)
Others [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Net sectorial financial assets and liabilities, beginning	(17,004)	107,629
Net sectorial financial assets and liabilities, ending	(19,768)	(17,004)
Net sectorial financial assets and liabilities, beginning	(19,768)	(17,004)
Portion A [Member] | Electricity Purchased For Resale Itaipu [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Operating revenues, constitution	73,899	(70,066)
Operating revenues, amortization	(108,421)	(702,517)
Financial results, updating	6,754	59,495
Rate flags	0
Statement of financial position constitution	0
Portion A [Member] | C V A Energ [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Operating revenues, constitution	153,184	(444,221)
Operating revenues, amortization	466,293	555,568
Financial results, updating	(43,429)	(86,565)
Rate flags	(81,008)	112
Statement of financial position constitution	0
Portion A [Member] | Transport of energy using the transmission system - basic grid
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Operating revenues, constitution	258,551	540,084
Operating revenues, amortization	(515,559)	(244,243)
Financial results, updating	58,247	51,550
Rate flags	0
Statement of financial position constitution	0
Portion A [Member] | Transport Of Energy Purchased From Itaipu [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Operating revenues, constitution	15,689	50,824
Operating revenues, amortization	(46,482)	(10,188)
Financial results, updating	5,770	3,251
Rate flags	0
Statement of financial position constitution	0
Portion A [Member] | E S S [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Operating revenues, constitution	128,496	271,566
Operating revenues, amortization	(103,966)	(323,495)
Financial results, updating	11,938	23,651
Rate flags	(66,265)	(56,567)
Statement of financial position constitution	0
Portion A [Member] | C D E [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Operating revenues, constitution	(50,074)	(55,037)
Operating revenues, amortization	(18,442)	(149,314)
Financial results, updating	2,446	5,138
Rate flags	0
Statement of financial position constitution	0
Portion A [Member] | Proinfa [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Operating revenues, constitution	(15,485)	(32,344)
Operating revenues, amortization	23,969	(22,660)
Financial results, updating	(1,710)	(1,569)
Rate flags	0
Statement of financial position constitution	0
Other Financial Components [Member] | Refunds Of Pis And Cofins [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Operating revenues, constitution	0
Operating revenues, amortization	1,317,355	1,525,351
Financial results, updating	0
Rate flags	0
Statement of financial position constitution	(1,182,915)	(1,462,673)
Other Financial Components [Member] | Neutrality [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Operating revenues, constitution	(395,710)	(41,000)
Operating revenues, amortization	154,354	(79,292)
Financial results, updating	(16,008)	2,072
Rate flags	0
Statement of financial position constitution	0
Other Financial Components [Member] | Offset Of Energy Surplus Deficit Under C C E A R Bilateral Contracts [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Operating revenues, amortization		186
Other Financial Components [Member] | Hydrological Risk [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Operating revenues, constitution	(430,730)	(431,385)
Operating revenues, amortization	445,336	504,007
Financial results, updating	(20,468)	(23,216)
Rate flags	0
Statement of financial position constitution	0
Other Financial Components [Member] | Tariff Refunds [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Operating revenues, constitution	(97,904)	(92,589)
Operating revenues, amortization	113,258	96,560
Financial results, updating	(6,703)	(10,118)
Rate flags	0
Statement of financial position constitution	0
Other Financial Components [Member] | Overcontracting [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Operating revenues, constitution	150,068	327,874
Operating revenues, amortization	(390,911)	(176,556)
Financial results, updating	25,573	46,848
Rate flags	(184,853)	(297)
Statement of financial position constitution	0
Other Financial Components [Member] | Itaipu Bonus [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Operating revenues, constitution	0	(68)
Operating revenues, amortization	(55,741)	(66,026)
Financial results, updating	0	(1,076)
Rate flags	0
Statement of financial position constitution	58,984	58,984
Other Financial Components [Member] | Water Shortage Account [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Operating revenues, amortization		71,188
Other Financial Components [Member] | C D E Eletrobras [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Operating revenues, constitution	66,074	165,167
Operating revenues, amortization	22,929	24,583
Financial results, updating	(4,733)	(8,336)
Rate flags	0
Statement of financial position constitution	(81,279)	(39,196)
Other Financial Components [Member] | Tariff mitigation mechanism [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Net sectorial financial assets and liabilities, beginning	0
Operating revenues, constitution	(234,789)
Financial results, updating	(7,583)
Net sectorial financial assets and liabilities, ending	(242,372)	0
Net sectorial financial assets and liabilities, beginning	(242,372)	0
Other Financial Components [Member] | Others [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Operating revenues, constitution	(14,608)	(13,446)
Operating revenues, amortization	13,091	(108,315)
Financial results, updating	(1,247)	R$ (2,872)
Rate flags	0
Statement of financial position constitution	R$ 0